Inventory - Summary of Inventory (Details) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
Classes Of Inventories [Abstract]
Raw materials	$ 832,538	$ 1,162,142
Components and assemblies	1,838,228	1,618,231
Finished goods – at cost	45,377
Total Inventory	$ 2,716,143	$ 2,780,373